Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,273,242	$ 1,348,090
Accumulated amortization	(1,022,062)	(415,091)
Intangible assets, net of accumulated amortization	1,251,180	932,999
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	73,494	72,421
Application development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,199,748	$ 1,275,669